Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

8. Share-based payments

LTI 2021

The extraordinary general meeting in the Company held on May 6, 2021 (the “EGM”) adopted a long-term incentive program for the Company’s board members, management and employees (including qualifying consultants who work full-time for the group and over a longer period) called (“LTI 2021”). The LTI 2021 contains an omnibus incentive plan, the Oatly 2021 Incentive Award Plan, that was adopted at the EGM (the “LTI Incentive Plan”), applicable to all LTI 2021 participants. The principal purpose of the LTI 2021 is to attract, retain and motivate selected employees, consultants and members of the Board of Directors through the granting of share-based compensation awards and cash-based performance bonus awards from 2021 and onwards.

Pursuant to LTI 2021, the Company may grant restricted stock units (“RSUs”) and stock options (jointly, “Awards”) to eligible participants to acquire (i) common shares, with a quota value of SEK 0.0015 per share as of 20 May 2021 (“Common Shares”), or (ii) American Depositary Shares or American Depositary Receipts, each representing one Common Share (jointly, the “Shares”).

Pursuant to LTI 2021, the Company may grant Awards entitling to a maximum of 69,496,515 Shares. The LTI 2021 is a multi-year long term incentive program and Awards may be awarded up until and including 2026. To ensure the delivery of Shares underlying the Awards in accordance with the LTI 2021, the EGM resolved to issue not more than 69,496,515 warrants (the “Warrants”), whereby the Company’s share capital could be increased by not more than SEK 102,957.80 (assuming a quota value of SEK 0.0015 per share) upon exercise of the Warrants for subscription and registration with the Swedish Companies Registration Office (the “SCRO”) of Common Shares. All 69,496,515 Warrants shall be subscribed for by the Company (which in accordance with the EGM’s resolution shall be entitled to transfer the Warrants to participants or a third party in order to fulfil the commitments arising from LTI 2021) and will be registered with the SCRO.

RSUs

During the financial year 2021, the Company, under the LTI 2021, issued 1,791,602 RSUs to employees and 41,175 RSUs to members of the Board of Directors. The RSUs were granted free of charge and are accounted for as equity-settled share-based payment transactions. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs granted to employees vest gradually over three years from date of grant, subject to continued service. The RSUs granted to members of its Board of Directors vest over one year from date of grant, subject to continued service.

Activity in the Group´s RSUs outstanding and related information is as follows:

	Grant date fair value ($)	Number of RSUs
As at December 31, 2020	—	—
Granted May	17.00	1,257,127
Granted November	9.92	575,650
Forfeited	—	(131,770)
As at December 31, 2021	—	1,701,007

Employee stock options

During the financial year 2021, the Company, under the LTI 2021, issued 7,002,430 employee stock options to employees, of which 5,750,002 were issued to members of key management (excl. the Board of Directors). The employee stock options were granted free of charge and are accounted for as equity-settled share-based payment transactions. For employee stock options granted under the LTI 2021, the exercise price is equal to the fair value of the ordinary shares on grant date. The exercise price is included in the grant date fair value of the award. The employee stock options granted to participants under the LTI 2021 vest in equal instalments on each of the first three anniversaries of the date of grant, subject to continued service. The stock options expire, in relation to each instalment under the vesting schedule, five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.

	Weighted average exercise price ($)	Number of employee stock options
As at December 31, 2020	—	—
Granted May	17.00	6,867,649
Granted November	9.92	134,781
Forfeited	17.00	(44,118)
As at December 31, 2021	16.86	6,958,312

No options expired during the period covered by the above table.

Employee stock options outstanding as at December 31, 2021, amounted to 6,823,531 for the May 2021 grant with an exercise price of $17 per share, and 134,781 for the November 2021 grant with an exercise price of $9.92 per share. One-third of the employee stock options vests each anniversary after grant, and the expiration date is five years from the relevant vesting date.

The fair value at grant date of employee stock options granted during the financial year 2021 was USD 6.24 for the May 2021 grant date and USD 3.67 for the November 2021 grant date. The fair value of the employee stock options at grant date has been determined using the Black-Scholes option-pricing model, which takes into account the exercise price, the expected term of the employee stock options, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield, the risk-free interest rate for the term of the employee stock options and the correlations and volatilities of the peer Group companies. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model. The following table lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2021:

	May 2021	November 2021
Exercise price ($)	17	9.92
Expected term (years)	6-8	6-8
Share price at grant date	17	9.92
Expected price volatility of the Company's shares (%)	33.00	33.00
Risk-free interest rate (%)	1.09-1.44	1.34-1.48

Valuation assumptions are determined at each grant date and, as a result, are likely to change for share- based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of the employee stock options. The sensitivity analysis below shows the impact of increasing and decreasing the share price by 10%, expected volatility by 2% as well as the impact of increasing and decreasing the expected term by      6 months. This analysis was performed on employee stock options granted in 2021.

The following table shows the impact of these changes on fair value per employee stock option granted 2021:

	May 2021	November 2021
Share price decrease 10%	(1.16)	(0.68)
Share price increase 10%	1.23	0.73
Volatility decrease 2%	(0.31)	(0.18)
Volatility increase 2%	0.31	0.18
Expected life decrease 6 months	(0.26)	(0.14)
Expected life increase 6 months	0.26	0.14

Warrants 2016-2020

The Group has granted warrants to employees during 2016 to 2020. The warrants outstanding as at January 1, 2021, have been either exercised or forfeited during the year as follows:

Set out below are summaries of warrants granted under the plans:

	Average exercise price per share	Number of warrants*
As at January 1, 2020	SEK 5.65	1,492,864
Granted during the year	SEK 39.77	107,000
Redeemed during the year	SEK 5.27	(123,667)
As at December 31, 2020	SEK 8.16	1,476,197

*	Warrant holders have the right to subscribe to 27 ordinary shares per warrant.

	Average exercise price per share	Number of warrants*
As at January 1, 2021	SEK 8.16	1,476,197
Exercised during the period	SEK 8.16	(1,456,197)
Forfeited during the period	SEK 7.68	(20,000)
As at December 31, 2021	-	-

*	Warrant holders have the right to subscribe to 27 ordinary shares per warrant.

The estimated weighted average fair value at grant date of warrants granted during 2020 was SEK 115.9. The fair value of the warrants at grant date has been determined using the Black-Scholes model, which takes into account the exercise price, the expected term of the warrant, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield, the risk-free interest rate for the term of the warrant and the correlations and volatilities of the peer Group companies.

The model inputs for warrants granted during the year ended December 31, 2020, included:

2020
Weighted average exercise price per share	SEK 39.77
Grant date	July 2020
Contractual term	10 years
Weighted average expected term	0.8 years
Weighted average share price at grant date	SEK 39.77
Expected price volatility of the Company’s shares	30%
Expected dividend yield	0%
Risk-free interest rate	0%

Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of the warrants. The sensitivity analysis below shows the impact of increasing and decreasing the share price by 10%, expected volatility by 2% as well as the impact of increasing and decreasing the expected term by 6 months. This analysis was performed on warrants granted in 2020.

The following table shows the impact of these changes on fair value per warrant granted 2020:

2020
Share price decrease 10%	SEK (51.40)
Share price increase 10%	SEK 66.90
Volatility decrease 2%	SEK (7.70)
Volatility increase 2%	SEK 7.70
Expected life decrease 6 months	SEK (43.60)
Expected life increase 6 months	SEK 31.00

In addition to the warrants, the Group has issued full recourse loans at a market rate to the participants for the purchase price of the warrants. For further information, see Note 16 Other non-current receivables and Note 30 Related party disclosures.

Expenses arising from the share-based payment transactions	2021	2020	2019
RSUs issued under LTI 2021	(7,489)	—	—
Employee stock options issued under LTI 2021	(16,143)	—	—
Warrants	—	(1,014)	(1,921)
Social security costs	(1,581)	(319)	(604)
Total	(25,213)	(1,333)	(2,525)